Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation
Schedule of compensation expenses recognized for share-based awards

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
General and administrative expenses	24,015	23,688	21,383
Research and development expenses	1,378	1,462	1,679
Sales and marketing expenses	4,144	5,252	4,983
Cost of revenues	218	271	200
Total	29,755	30,673	28,245

Schedule of compensation expenses recognized for different awards

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Vesting of restricted shares	12,415	6,607	—
Vesting of RSUs	17,340	20,130	17,878
Vesting of share options	—	3,936	10,367
Total	29,755	30,673	28,245

Schedule of group's restricted shares activities

	Numbers of shares	Weighted-average grant date fair value
		US$
Unvested at December 31, 2019	40,500,000	0.0889
Vested	(20,250,000)	0.0889
Unvested at December 31, 2020	20,250,000	0.0889
Vested	(20,250,000)	0.0889
Unvested at December 31, 2021 and 2022	—	—

Schedule of group's RSU activities

		Weighted	Weighted
		Average	Average
		Grant	Remaining	Aggregate
	Share	Date Fair	Contractual	Intrinsic
	Option	Value	Life	Value
		US$	In years
Outstanding as of December 31, 2020	—	—	—	—
Granted	5,009,222	1.4350	—	—
Cancelled	(228,624)	1.4350	—	—
Outstanding as of December 31, 2021	4,780,598	1.4350	9.64	21,945
Exercised	(55,960)	1.4350	—	—
Cancelled	(451,726)	1.4350	—	—
Outstanding as of December 31, 2022	4,272,912	1.4350	8.64	16,667
Vested and expected to vest as of December 31, 2022	4,272,912	1.4350	8.64	16,667
Exercisable as of December 31, 2022	1,064,156	1.4350	8.64	4,151

Schedule of fair value of option assumptions

Year ended December 31, 2021
Exercise price (US$)	0.01
Fair value of the ordinary share on the date of option grant (US$)	1.445
Expected volatility	62.97%
Risk-free interest rate (per annum)	1.25%
Expected dividend yield	—
Exercise multiple	2.2
Contractual term (in years)	10
Expected forfeiture rate (post-vesting)	5.24%

RSUs
Share-based compensation
Schedule of group's RSU activities

	RSUs	Weighted Average
	Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2019	20,798,863	0.3119
Granted	7,775,835	0.9203
Vested	(6,060,842)	0.2753
Forfeited	(1,608,861)	0.4077
Unvested at December 31, 2020	20,904,995	0.5415
Vested	(7,629,599)	0.4302
Forfeited	(861,193)	0.6266
Unvested at December 31, 2021	12,414,203	0.6037
Vested	(5,341,452)	0.5265
Forfeited	(713,418)	0.7401
Unvested at December 31, 2022	6,359,333	0.6531